Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2020 Bs. / $ venezuelanBolivarSoberano / $ $ / $	Dec. 31, 2019 $ / $ venezuelanBolivarSoberano / $ Bs. / $	Dec. 31, 2018 $ / $ Bs. / $
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | venezuelanBolivarSoberano / $	2,094,405	68,448
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	2959.80%	9585.50%	2106600.60%
Exchange rate as of closing date of period (per USD) | Bs. / $	2,094,405	68,448	7,608
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD) | $ / $	103.23	67.26	43.30
Cumulative index rate (as a percent)	385.90%	283.40%	184.90%
Annual index rate (as a percent)	36.00%	53.00%	48.00%